SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) segment D	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)
Accounting Policies [Line Items]
Impairment loss on inventory	$ 0		$ 0
Allowances on advance to vendors	0		0
Allowances for doubtful accounts on prepayments and other assets	0		$ 0
Impairment of long-lived assets	$ 0	$ 0
Percentage of GST in singapore	9.00%
Percentage of consumption tax	10.00%
Threshold number of days to trigger payment | D	180
Advance from customers recognized as revenue	$ 425,116	302,433
Advertising expenses	281,211	160,854
Receipt of government subsidy	$ 2,960	$ 1,499
Government Assistance, Nonoperating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Number of reportable segments | segment	1
RMB
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts	7.2567	7.2203	7.0176
Items in the statements of income and cash flows	7.2308	7.206	7.2043
HK
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts	7.7799	7.8259	7.7693
Items in the statements of income and cash flows	7.7771	7.817	7.8127
SG
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts	1.3445		1.2831
Items in the statements of income and cash flows	1.3399		1.3406
JPY
Accounting Policies [Line Items]
Balance sheet items, except for equity accounts	149.9
Items in the statements of income and cash flows	149.06
Minimum
Accounting Policies [Line Items]
Time taken by supplier for delivering IT equipment	1 month
Percentage of Value Added Tax in PRC	6.00%
Percentage of GST in singapore	0.00%
Maximum
Accounting Policies [Line Items]
Time taken by supplier for delivering IT equipment	3 months
Percentage of Value Added Tax in PRC	13.00%
Percentage of GST in singapore	9.00%